Property and Equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, net

6. Property and Equipment, net

Property and equipment, stated at cost less accumulated depreciation, consisted of the following as of December 31:

	2023	2024	2024
	HK$	HK$	US$
Computer equipment	2,151,472	2,560,271	329,605
Furniture and fixture	590,217	590,217	75,983
Office equipment	90,057	90,057	11,594
Leasehold improvements	652,073	652,073	83,946
Less: accumulated depreciation	(3,447,308)	(3,489,511)	(449,233)
Net book value	36,511	403,107	51,895

Depreciation expense of property and equipment totaled HK$222,173, HK$134,951 and HK$96,880 (US$12,472) for the years ended December 31, 2022, 2023 and 2024, respectively. During the year ended December 31, 2024, the Company disposed of a computer server with a cost of HK$54,677, which was acquired before the fiscal year ended December 31, 2012 and was fully depreciated. The Company did not sell the equipment; accordingly, no gain or loss for this disposal was recorded. No impairment charge was recognized for any of the periods presented.